Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table is a summary of the components of accumulated other comprehensive income (loss) as of December 31, 2015 and 2014:

(in thousands)	2015	2014
Net unrealized gain on hedging contracts, net of tax	$48	$—
Net unrealized gain on marketable securities, net of tax	1,215	—
Net unrealized loss on pension, net of tax	(2,148)	(882)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $7.4 million and $6.8 million in 2015 and 2014, respectively	(15,497)	(12,933)
Foreign currency translation adjustments	(242,774)	(120,920)
Accumulated other comprehensive loss	$(259,156)	$(134,735)